Borrowings Under Repurchase Agreements - Maturity (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Borrowings under repurchase agreements
Repurchase Agreement Borrowings	$ 581,773	$ 644,137
Weighted Average Interest Rate	1.80%	1.70%
Within 30 days
Borrowings under repurchase agreements
Repurchase Agreement Borrowings	$ 299,229	$ 444,303
Weighted Average Interest Rate	0.40%	1.20%
Over 30 days to 60 days
Borrowings under repurchase agreements
Repurchase Agreement Borrowings	$ 5,226
Weighted Average Interest Rate	2.80%
Over 60 days to 90 days
Borrowings under repurchase agreements
Repurchase Agreement Borrowings	$ 169,962	$ 39,214
Weighted Average Interest Rate	3.20%	2.60%
Over 120 days to 360 days
Borrowings under repurchase agreements
Repurchase Agreement Borrowings	$ 65,021	$ 140,323
Weighted Average Interest Rate	3.70%	3.00%
Over 360 Days
Borrowings under repurchase agreements
Repurchase Agreement Borrowings	$ 42,335	$ 20,297
Weighted Average Interest Rate	3.50%	3.20%